PROJECT ASSETS, NET (Schedule of Project Assets and Related Accumulated Depreciation) (Details)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
PROJECT ASSETS, NET
Completed	¥ 738,290,883		¥ 747,152,262
Under construction	85,400,731		77,241,880
Project assets, gross	823,691,614		824,394,142
Less: Accumulated depreciation	(50,640,577)		(26,151,013)
Project Assets, net	¥ 773,051,037	$ 113,858,112	¥ 798,243,129